Property, plant and equipment (Details 7) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	€ 63,158	€ 70,793	€ 68,005
Exploration & Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	56,833	64,428
Gas & Power Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	1,379	1,692
Refining & Marketing and Chemical segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	4,929	4,642
Corporate And Other Activities [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	341	368
Elimination of intragroup profits [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	(324)	(337)
Gross carrying amount [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	183,777	197,272
Gross carrying amount [member] | Exploration & Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	152,608	165,559
Gross carrying amount [member] | Gas & Power Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	5,333	6,276
Gross carrying amount [member] | Refining & Marketing and Chemical segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	24,554	24,119
Gross carrying amount [member] | Corporate And Other Activities [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	1,866	1,886
Gross carrying amount [member] | Elimination of intragroup profits [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	(584)	(568)
Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	120,619	126,479
Accumulated impairment [member] | Exploration & Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	95,775	101,131
Accumulated impairment [member] | Gas & Power Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	3,954	4,584
Accumulated impairment [member] | Refining & Marketing and Chemical segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	19,625	19,477
Accumulated impairment [member] | Corporate And Other Activities [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	1,525	1,518
Accumulated impairment [member] | Elimination of intragroup profits [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property, plant and equipment, net	€ (260)	€ (231)